CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 14, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders’ equity
Ordinary shares, par value (in dollars per share)	$ 0.10	$ 0.05
Authorized shares (in shares)	180,000,000		119,326,923	68,750,000
Issued shares (in shares)	137,218,175		110,159,352	56,139,033
Outstanding shares (in shares)	136,811,842		109,429,494